WILMINGTON MULTI-MANAGER LARGE-CAP FUND
WILMINGTON MULTI-MANAGER MID-CAP FUND
WILMINGTON MULTI-MANAGER SMALL-CAP FUND
WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
WILMINGTON MULTI-MANAGER REAL ASSET FUND
WILMINGTON SHORT/INTERMEDIATE-TERM BOND FUND
WILMINGTON BROAD MARKET BOND FUND
WILMINGTON MUNICIPAL BOND FUND
WILMINGTON LARGE-CAP CORE FUND
WILMINGTON LARGE-CAP GROWTH FUND
WILMINGTON LARGE-CAP VALUE FUND
WILMINGTON MID-CAP CORE FUND
WILMINGTON SMALL-CAP CORE FUND
WILMINGTON SMALL-CAP GROWTH FUND
WILMINGTON SMALL-CAP VALUE FUND
WILMINGTON FUNDAMENTALLY WEIGHTED LARGE COMPANY FUND
WILMINGTON FUNDAMENTALLY WEIGHTED SMALL COMPANY FUND
WILMINGTON ETF ALLOCATION FUND
WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND
WILMINGTON MODERATE ASSET ALLOCATION FUND
WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND
of WT Mutual Fund

Supplement dated March 15, 2007 to the
Statement of Additional Information, as defined below.
The information in this Supplement contains new and additional information beyond that in the Statement of Additional Information (“SAI”) of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund, Wilmington Multi-Manager Real Asset Fund; Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund; Wilmington Large-Cap Core Fund, Wilmington Large-Cap Growth Fund, Wilmington Large-Cap Value Fund, Wilmington Mid-Cap Core Fund, Wilmington Small-Cap Core Fund, Wilmington Small-Cap Growth Fund, Wilmington Small-Cap Value Fund; Wilmington ETF Allocation Fund; Wilmington Aggressive Asset Allocation Fund, Wilmington Moderate Asset Allocation Fund, Wilmington Conservative Asset Allocation Fund (each dated November 1, 2006); Wilmington Fundamentally Weighted Large Company Fund, Wilmington Fundamentally Weighted Small Company Fund (dated December 1, 2006), and should be read in conjunction with those SAIs.

The following should be added at the end of the section titled “Brokerage Selection” in each SAI:
RSMC may effect securities transactions through an affiliated broker and currently it directs trades to Wilmington Brokerage Services Company (“WBSC”) which receives payments in the form of brokerage commissions on each securities transaction executed by or through it.
WBSC may receive revenue in the form of “liquidity rebates” which are payments from electronic communication networks (“ECNs”) where Fund trades are directed by WBSC for execution as an incentive for providing liquidity to the ECN.
The securities transactions noted above, which result in brokerage commissions and liquidity rebates received by the affiliated broker, WBSC, will be completed pursuant to the Funds’ Rule 17e-1 Policy and Procedures and thereafter reviewed and approved by the Board of Trustees.
Additionally, the following should be added only to the SAI for the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund, and Wilmington Multi-Manager Real Asset Fund at the end of the three paragraphs inserted above:
Additionally, WBSC may receive payments directed to it from unaffiliated broker-dealers who may step-out transactions to WBSC for providing clearing, settlement and record-keeping services in connection with those step-out transactions.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.